CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 206,107	$ 156,361	$ 100,162
COST OF REVENUES	30,849	20,238	15,057
GROSS PROFIT	175,258	136,123	85,105
OPERATING EXPENSES:
Research and development	9,467	5,699	4,180
Sales and marketing	86,532	66,848	44,622
General and administrative	6,418	3,958	4,814
Legal settlements and loss contingencies			8,000
TOTAL OPERATING EXPENSES	102,417	76,505	61,616
INCOME FROM OPERATIONS	72,841	59,618	23,489
Finance income, net	3,291	2,423	136
INCOME BEFORE TAXES	76,132	62,041	23,625
INCOME TAXES	1,107	883	1,260
NET INCOME	75,025	61,158	22,365
Add: Loss (net income) attributable to non-controlling interests	5	(13)	6
NET INCOME ATTRIBUTABLE TO INMODE LTD	$ 75,030	$ 61,145	$ 22,371
NET INCOME PER SHARE:
Basic	$ 2.08	$ 2.09	$ 0.82
Diluted	$ 1.78	$ 1.60	$ 0.62
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF NET INCOME PER SHARE
Basic	36,057,182	29,231,476	26,613,942
Diluted	42,092,299	38,058,625	35,006,644